LONG-TERM INVESTMENTS, NET (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended				24 Months Ended
	Nov. 30, 2017	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 CNY (¥)	Oct. 31, 2019	Jun. 08, 2018	Oct. 19, 2017	Jan. 31, 2016
Schedule of Investments [Line Items]
Less: Impairment		$ (421)		¥ (1,320)		¥ (1,320)	¥ (2,750)
Total long-term investments		135		2,326		2,326	883
Impairment of long-term investments		219	¥ 1,430	1,320	¥ 0
Anpac Beijing
Schedule of Investments [Line Items]
Equity method investments		$ 121		802		¥ 802	789
Ownership percentage, equity method investment								18.00%		35.00%
Paid-in shareholding ratio		18.00%	18.00%			35.00%
Moxu
Schedule of Investments [Line Items]
Equity method investments		$ 14		94		¥ 94	94
Ownership percentage, equity method investment									20.00%
Jiangsu Anpac
Schedule of Investments [Line Items]
Equity securities without readily determinable fair values		421		2,750		¥ 2,750	¥ 2,750
Ownership percentage, cost method investment											10.00%
Additional equity interest acquired, cost method investment	5.00%
Impairment of long-term investments		$ 219	¥ 1,430	¥ 1,320	¥ 0